Note 8 - Additional Cash Flow Disclosures - Net Change in Non-cash Operating Working Capital (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Prepaid expenses and other assets	$ (247)	$ 119	$ (197)	$ 262
Accrued payables and accrued liabilities	196	(750)	636	(309)
Net (used) provided	$ (51)	$ (631)	$ 439	$ (47)